N-6	Nov. 22, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	Protective Variable Life Separate Account
Entity Central Index Key	0000948923
Entity Investment Company Type	N-6
Document Period End Date	Nov. 22, 2024
Amendment Flag	false
Item 18. Portfolio Companies (N-6) [Text Block]

Effective November 15, 2024, Funds available under your Policy changed their names as follows:

CURRENT FUND NAME	NEW FUND NAME
DFA VA International Small Portfolio	Dimensional VA International Small Portfolio
DFA VA International Value Portfolio	Dimensional VA International Value Portfolio
DFA VA U.S. Large Value Portfolio	Dimensional VA U.S. Large Value Portfolio
DFA VIT Inflation-Protected Securities Portfolio	Dimensional VIT Inflation-Protected Securities Portfolio

All references to the funds in your Policy Prospectuses are hereby replaced with the new fund name.